Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Net (Details) [Line Items]
Depreciation expense	$ 800	$ 900
Research and development expenses	12,598	9,269
Property, Plant and Equipment [Member]
Property and Equipment, Net (Details) [Line Items]
Selling, general and administrative expenses	100	100
Research and development expenses	$ 700	$ 800